Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,153,960.38

Principal:
Principal Collections	$21,299,095.56
Prepayments in Full	$12,851,746.69
Liquidation Proceeds	$64,328.56
Recoveries	$0.00
Sub Total	$34,215,170.81
Collections	$36,369,131.19

Purchase Amounts:
Purchase Amounts Related to Principal	$142,419.60
Purchase Amounts Related to Interest	$643.47
Sub Total	$143,063.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,512,194.26

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,512,194.26
Servicing Fee	$861,643.91	$861,643.91	$0.00	$0.00	$35,650,550.35
Interest - Class A-1 Notes	$13,981.28	$13,981.28	$0.00	$0.00	$35,636,569.07
Interest - Class A-2 Notes	$219,863.83	$219,863.83	$0.00	$0.00	$35,416,705.24
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$35,028,178.74
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$34,904,626.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,904,626.74
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$34,854,393.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,854,393.74
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$34,816,908.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,816,908.07
Regular Principal Payment	$67,974,223.17	$34,816,908.07	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$36,512,194.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,816,908.07
Total					$34,816,908.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$34,816,908.07	$191.10	$13,981.28	$0.08	$34,830,889.35	$191.18
Class A-2 Notes	$0.00	$0.00	$219,863.83	$0.61	$219,863.83	$0.61
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$34,816,908.07	$33.08	$833,642.28	$0.79	$35,650,550.35	$33.87

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$67,974,223.17	0.3730952	$33,157,315.10	0.1819931
Class A-2 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$938,434,223.17	0.8914969	$903,617,315.10	0.8584214

Pool Information
Weighted Average APR	2.578%	2.572%
Weighted Average Remaining Term	54.41	53.55
Number of Receivables Outstanding	33,113	32,452
Pool Balance	$1,033,972,686.38	$999,607,492.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$949,746,843.95	$918,368,008.34
Pool Factor	0.9020961	0.8721140

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$81,239,484.29
Targeted Overcollateralization Amount	$114,655,136.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,990,177.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		28	$7,603.34
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$7,603.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0088%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0001%
Second Prior Collection Period			0.0011%
Prior Collection Period			0.0379%
Current Collection Period			0.0090%
Four Month Average (Current and Prior Three Collection Periods)			0.0120%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		116	$41,910.83
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$41,910.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0037%

Average Realized Loss for Receivables that have experienced a Realized Loss			$361.30
Average Net Loss for Receivables that have experienced a Realized Loss			$361.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.31%	103	$3,098,254.97
61-90 Days Delinquent	0.08%	22	$801,152.01
91-120 Days Delinquent	0.00%	1	$17,447.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.39%	126	$3,916,853.98

Repossession Inventory:
Repossessed in the Current Collection Period		8	$375,264.13
Total Repossessed Inventory		12	$580,264.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0237%
Prior Collection Period			0.0272%
Current Collection Period			0.0709%
Three Month Average			0.0406%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0819%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	4

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$2,570,181.25
2 Months Extended	86	$3,360,672.85
3+ Months Extended	5	$112,889.42

Total Receivables Extended	163	$6,043,743.52
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer